Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST II
Entity Central Index Key	0000719269
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000007238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 126,518,455
Holdings Count | Holding	414
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	126,518,455	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	414	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Issuer country weightings
United States	71.8%
United Kingdom	4.2%
Canada	3.6%
Australia	2.6%
Japan	2.4%
Mexico	2.2%
Ireland	1.7%
Switzerland	1.7%
Germany	1.4%
Other Countries	8.4%
Composition including fixed income credit quality
AAA	3.1%
AA	2.2%
A	31.0%
BBB	52.0%
BB	7.4%
B	2.3%
D	0.1%
U.S. Government	0.7%
Not Rated	0.0%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007237 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Corporate Bond Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Corporate Bond Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.63%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%
Net Assets	$ 126,518,455
Holdings Count | Holding	414
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	126,518,455	Average Effective Maturity (yrs):	9.5
Total Number of Holdings:	414	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.8%
Money Market Funds	1.2%
Issuer country weightings
United States	71.8%
United Kingdom	4.2%
Canada	3.6%
Australia	2.6%
Japan	2.4%
Mexico	2.2%
Ireland	1.7%
Switzerland	1.7%
Germany	1.4%
Other Countries	8.4%
Composition including fixed income credit quality
AAA	3.1%
AA	2.2%
A	31.0%
BBB	52.0%
BB	7.4%
B	2.3%
D	0.1%
U.S. Government	0.7%
Not Rated	0.0%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007239 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Net Assets	$ 256,989,758
Holdings Count | Holding	593
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	256,989,758	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	593	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	94.1%
Money Market Funds	5.9%
Composition including fixed income credit quality
AAA	5.8%
AA	1.6%
A	0.3%
U.S. Government	25.2%
Federal Agencies	61.2%
Money Market Funds	5.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
Net Assets	$ 256,989,758
Holdings Count | Holding	593
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	256,989,758	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	593	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	94.1%
Money Market Funds	5.9%
Composition including fixed income credit
quality
AAA	5.8%
AA	1.6%
A	0.3%
U.S. Government	25.2%
Federal Agencies	61.2%
Money Market Funds	5.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.97%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
Net Assets	$ 213,333,200
Holdings Count | Holding	369
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	213,333,200	Average Effective Maturity (yrs):	3.9
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.8%
Equities	0.1%
Composition including fixed income credit
quality
BBB	1.3%
BB	48.8%
B	36.0%
CCC	10.7%
CC	0.1%
D	0.2%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007241 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 213,333,200
Holdings Count | Holding	369
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	213,333,200	Average Effective Maturity (yrs):	3.9
Total Number of Holdings:	369	Average Effective Duration (yrs):	2.9
Portfolio Turnover Rate (%):	26
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.8%
Equities	0.1%
Composition including fixed income credit quality
BBB	1.3%
BB	48.8%
B	36.0%
CCC	10.7%
CC	0.1%
D	0.2%
Not Rated	0.0%
Non-Fixed Income	0.1%
Money Market Funds	2.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007243 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalGrowth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 380,951,790
Holdings Count | Holding	83
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	380,951,790	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%
Issuer country weightings
Taiwan	11.5%
France	11.1%
United Kingdom	11.0%
Japan	10.9%
Germany	8.4%
Switzerland	7.2%
Canada	7.1%
Netherlands	4.8%
United States	4.6%
Other Countries	23.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%

C000007244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® InternationalGrowth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 380,951,790
Holdings Count | Holding	83
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	380,951,790	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%
Issuer country weightings
Taiwan	11.5%
France	11.1%
United Kingdom	11.0%
Japan	10.9%
Germany	8.4%
Switzerland	7.2%
Canada	7.1%
Netherlands	4.8%
United States	4.6%
Other Countries	23.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Schneider Electric SE	4.2%
Resonac Holdings Corp.	3.6%
Nestle S.A.	3.1%
Tencent Holdings Ltd.	2.9%
AstraZeneca PLC	2.8%
Novartis AG	2.8%
SAP SE	2.7%
Rolls-Royce Holdings PLC	2.6%
Linde PLC	2.5%

C000007246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International IntrinsicEquity Portfolio(formerly MFS® International Intrinsic Value Portfolio)
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Material Change Date	Apr. 30, 2026
Net Assets	$ 1,535,416,709
Holdings Count | Holding	92
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,535,416,709	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	92
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.6%
Money Market Funds	4.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%
Issuer country weightings
United Kingdom	16.2%
France	14.8%
Japan	13.5%
Switzerland	9.5%
United States	7.9%
Germany	7.6%
Canada	7.5%
Ireland	4.8%
Taiwan	4.4%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007245 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® International IntrinsicEquity Portfolio(formerly MFS® International Intrinsic Value Portfolio)
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS International Intrinsic Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Material Change Date	Apr. 30, 2026
Net Assets	$ 1,535,416,709
Holdings Count | Holding	92
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,535,416,709	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	92
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	95.6%
Money Market Funds	4.4%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%
Issuer country weightings
United Kingdom	16.2%
France	14.8%
Japan	13.5%
Switzerland	9.5%
United States	7.9%
Germany	7.6%
Canada	7.5%
Ireland	4.8%
Taiwan	4.4%
Other Countries	13.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.4%
Franco-Nevada Corp.	3.3%
Schneider Electric SE	3.0%
Legrand S.A.	2.9%
TotalEnergies SE	2.5%
Deutsche Boerse AG	2.3%
NatWest Group PLC	2.3%
Resona Holdings, Inc.	2.2%
UBS Group AG	2.2%
CaixaBank S.A.	1.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio. In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.

Material Fund Change Name [Text Block]	Effective April 30, 2026, the MFS International Intrinsic Value Portfolio was renamed to the MFS International Intrinsic Equity Portfolio.
Material Fund Change Strategies [Text Block]	In connection with the name change, the fund adopted a policy to invest at least 80% of its assets in equity securities.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2026. For more complete information, you may review the fund's prospectus as amended, which is available at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007247 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts InvestorsGrowth Stock Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 856,656,941
Holdings Count | Holding	55
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	856,656,941	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	35.6%
Financials	13.6%
Health Care	12.4%
Communication Services	11.6%
Industrials	10.9%
Consumer Discretionary	7.1%
Consumer Staples	4.3%
Utilities	2.1%
Materials	1.1%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%

C000007248 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts InvestorsGrowth Stock Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Massachusetts Investors Growth Stock Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 856,656,941
Holdings Count | Holding	55
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	856,656,941	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	55
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Information Technology	35.6%
Financials	13.6%
Health Care	12.4%
Communication Services	11.6%
Industrials	10.9%
Consumer Discretionary	7.1%
Consumer Staples	4.3%
Utilities	2.1%
Materials	1.1%
Real Estate	0.1%
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	13.3%
Alphabet, Inc., "A"	10.2%
Broadcom, Inc.	4.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8%
Amphenol Corp., "A"	4.0%
Visa, Inc., "A"	3.7%
Apple, Inc.	3.1%
Aon PLC	2.7%
Moody's Corp.	2.5%
Hubbell, Inc.	2.4%

C000007250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
Net Assets	$ 391,603,409
Holdings Count | Holding	112
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	391,603,409	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	37.7%
Financials	12.6%
Consumer Discretionary	10.1%
Communication Services	9.4%
Health Care	9.0%
Industrials	8.0%
Consumer Staples	4.7%
Utilities	3.0%
Energy	2.6%
Real Estate	1.4%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%

C000007249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Blended Research Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 391,603,409
Holdings Count | Holding	112
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	391,603,409	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	112
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	37.7%
Financials	12.6%
Consumer Discretionary	10.1%
Communication Services	9.4%
Health Care	9.0%
Industrials	8.0%
Consumer Staples	4.7%
Utilities	3.0%
Energy	2.6%
Real Estate	1.4%
Materials	1.0%
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.8%
Apple, Inc.	7.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	4.0%
Alphabet, Inc., "A"	2.6%
Broadcom, Inc.	2.6%
Lam Research Corp.	2.4%
Johnson & Johnson	2.3%
Alphabet, Inc., "C"	2.1%
Micron Technology, Inc.	2.1%

C000007255 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 248,477,599
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	248,477,599
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.2%
Composition including fixed income credit quality
A-1+	50.5%
A-1	40.1%
U.S. Government	9.4%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	23.4%
30 - 59 days	11.7%
60 - 89 days	12.7%
90 - 365 days	15.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007256 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS U.S. Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 248,477,599
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	248,477,599
Total Number of Holdings:	23

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	67.8%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	32.2%
Composition including fixed income credit quality
A-1+	50.5%
A-1	40.1%
U.S. Government	9.4%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	23.4%
30 - 59 days	11.7%
60 - 89 days	12.7%
90 - 365 days	15.2%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000007262 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$59	1.14%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%
Net Assets	$ 369,664,564
Holdings Count | Holding	118
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,664,564	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	118
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%
Issuer country weightings
Japan	23.7%
United Kingdom	15.9%
France	11.4%
Switzerland	7.1%
Netherlands	6.5%
United States	6.0%
Germany	5.8%
Italy	3.1%
Australia	2.6%
Other Countries	17.9%

Largest Holdings [Text Block]
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%

C000007261 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ResearchInternational Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research International Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$46	0.89%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.89%
Net Assets	$ 369,664,564
Holdings Count | Holding	118
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	369,664,564	Portfolio Turnover Rate (%):	13
Total Number of Holdings:	118
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.2%
Money Market Funds	1.8%
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%
Issuer country weightings
Japan	23.7%
United Kingdom	15.9%
France	11.4%
Switzerland	7.1%
Netherlands	6.5%
United States	6.0%
Germany	5.8%
Italy	3.1%
Australia	2.6%
Other Countries	17.9%

Largest Holdings [Text Block]
Top ten holdings
Mizuho Financial Group, Inc.	3.0%
Schneider Electric SE	2.9%
Tokyo Electron Ltd.	2.8%
ASML Holding N.V.	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%
Novartis AG	2.2%
Hitachi Ltd.	2.1%
TotalEnergies SE	1.8%
Linde PLC	1.8%
AstraZeneca PLC	1.8%

C000007263 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 75,162,837
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	75,162,837	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	123
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%
Issuer country weightings
United States	57.5%
Japan	7.2%
United Kingdom	6.1%
Taiwan	4.3%
France	4.1%
Netherlands	3.8%
Switzerland	2.9%
South Korea	2.6%
Canada	2.1%
Other Countries	9.4%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%

C000007264 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Research Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Research Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 75,162,837
Holdings Count | Holding	123
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	75,162,837	Portfolio Turnover Rate (%):	20
Total Number of Holdings:	123
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%
Issuer country weightings
United States	57.5%
Japan	7.2%
United Kingdom	6.1%
Taiwan	4.3%
France	4.1%
Netherlands	3.8%
Switzerland	2.9%
South Korea	2.6%
Canada	2.1%
Other Countries	9.4%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	5.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Apple, Inc.	4.0%
Alphabet, Inc., "A"	3.3%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Broadcom, Inc.	2.7%
SK hynix, Inc.	2.6%
ASML Holding N.V.	1.8%
Mastercard, Inc., "A"	1.7%

C000007268 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Net Assets	$ 37,273,389
Holdings Count | Holding	260
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	37,273,389	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	260	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.6%
Money Market Funds	0.4%
Composition including fixed income credit quality
AAA	12.0%
AA	8.7%
A	14.9%
BBB	29.9%
BB	5.9%
B	5.1%
CCC	0.4%
C	0.0%
U.S. Government	21.0%
Federal Agencies	0.0%
Not Rated	1.7%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007267 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Income Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Income Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 37,273,389
Holdings Count | Holding	260
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	37,273,389	Average Effective Maturity (yrs):	8.5
Total Number of Holdings:	260	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	22
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	99.6%
Money Market Funds	0.4%
Composition including fixed income credit quality
AAA	12.0%
AA	8.7%
A	14.9%
BBB	29.9%
BB	5.9%
B	5.1%
CCC	0.4%
C	0.0%
U.S. Government	21.0%
Federal Agencies	0.0%
Not Rated	1.7%
Money Market Funds	0.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007271 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
Net Assets	$ 252,485,052
Holdings Count | Holding	48
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	252,485,052	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	48
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%
Top five industries
Semiconductor & Electronic Components	41.0%
Hardware, Peripherals, & Assembly	22.5%
Software	20.3%
Interactive Media Services	11.6%
Electrical Equipment	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%

C000007272 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Technology Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Technology Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 252,485,052
Holdings Count | Holding	48
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	252,485,052	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	48
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	94.1%
Money Market Funds	5.9%
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%
Top five industries
Semiconductor & Electronic Components	41.0%
Hardware, Peripherals, & Assembly	22.5%
Software	20.3%
Interactive Media Services	11.6%
Electrical Equipment	3.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
Alphabet, Inc., "A"	8.4%
Broadcom, Inc.	7.1%
Apple, Inc.	6.9%
NVIDIA Corp.	6.6%
Microsoft Corp.	4.7%
Lam Research Corp.	4.4%
Applied Materials, Inc.	4.3%
Advanced Micro Devices	3.6%
KLA Corp.	3.1%
Cisco Systems, Inc.	3.0%

C000007282 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Net Assets	$ 294,159,536
Holdings Count | Holding	178
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	294,159,536	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	178
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Global equity sectors
Technology	33.1%
Capital Goods	14.3%
Financial Services	12.8%
Consumer Cyclicals	10.4%
Communication Services	10.0%
Health Care	9.3%
Energy	6.0%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%

C000007281 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Core Equity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Core Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 294,159,536
Holdings Count | Holding	178
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	294,159,536	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	178
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Global equity sectors
Technology	33.1%
Capital Goods	14.3%
Financial Services	12.8%
Consumer Cyclicals	10.4%
Communication Services	10.0%
Health Care	9.3%
Energy	6.0%
Consumer Staples	2.7%
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.3%
Apple, Inc.	5.4%
Alphabet, Inc., "A"	5.1%
Amazon.com, Inc.	4.4%
Microsoft Corp.	4.2%
Broadcom, Inc.	3.4%
Meta Platforms, Inc., "A"	2.2%
JPMorgan Chase & Co.	1.8%
Arista Networks, Inc.	1.8%
Johnson & Johnson	1.5%

C000007285 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$66	1.23%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.23%
Net Assets	$ 44,149,860
Holdings Count | Holding	96
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	44,149,860	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	96
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.3%
South Korea	21.4%
China	19.4%
India	12.4%
Brazil	3.3%
Hong Kong	2.6%
Saudi Arabia	2.6%
United States	2.6%
United Arab Emirates	2.0%
Other Countries	9.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%

C000007286 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Emerging MarketsEquity Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$80	1.48%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.48%
Net Assets	$ 44,149,860
Holdings Count | Holding	96
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	44,149,860	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	96
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%
Issuer country weightings
Taiwan	24.3%
South Korea	21.4%
China	19.4%
India	12.4%
Brazil	3.3%
Hong Kong	2.6%
Saudi Arabia	2.6%
United States	2.6%
United Arab Emirates	2.0%
Other Countries	9.4%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	14.0%
Samsung Electronics Co. Ltd.	11.0%
Tencent Holdings Ltd.	4.3%
SK hynix, Inc.	3.2%
Hon Hai Precision Industry Co. Ltd.	3.0%
Alibaba Group Holding Ltd.	2.8%
HDFC Bank Ltd.	2.3%
ASE Technology Holding Co. Ltd	2.2%
MediaTek, Inc.	2.2%
Delta Electronics, Inc.	2.0%

C000007288 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$46	0.94%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
Net Assets	$ 77,632,606
Holdings Count | Holding	70
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	77,632,606	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	70	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	35
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Issuer country weightings
United States	42.6%
Japan	10.7%
Italy	8.1%
United Kingdom	8.0%
France	6.5%
Greece	5.3%
Canada	3.5%
Spain	3.2%
Lithuania	3.0%
Other Countries	9.1%
Composition including fixed income credit quality
AAA	6.0%
AA	8.9%
A	24.1%
BBB	15.4%
BB	1.9%
B	0.5%
U.S. Government	39.3%
Federal Agencies	0.5%
Not Rated	0.9%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007287 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GlobalGovernments Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Governments Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$34	0.69%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 77,632,606
Holdings Count | Holding	70
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	77,632,606	Average Effective Maturity (yrs):	8.9
Total Number of Holdings:	70	Average Effective Duration (yrs):	6.6
Portfolio Turnover Rate (%):	35
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Issuer country weightings
United States	42.6%
Japan	10.7%
Italy	8.1%
United Kingdom	8.0%
France	6.5%
Greece	5.3%
Canada	3.5%
Spain	3.2%
Lithuania	3.0%
Other Countries	9.1%
Composition including fixed income credit quality
AAA	6.0%
AA	8.9%
A	24.1%
BBB	15.4%
BB	1.9%
B	0.5%
U.S. Government	39.3%
Federal Agencies	0.5%
Not Rated	0.9%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007289 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$43	0.88%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%
Net Assets	$ 47,197,888
Holdings Count | Holding	72
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	47,197,888	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%
Issuer country weightings
United States	67.6%
Taiwan	7.3%
France	6.0%
Japan	5.6%
China	4.2%
United Kingdom	2.4%
India	2.1%
Canada	1.7%
Switzerland	1.2%
Other Countries	1.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%

C000007290 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Growth Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Growth Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.13%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
Net Assets	$ 47,197,888
Holdings Count | Holding	72
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	47,197,888	Portfolio Turnover Rate (%):	21
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%
Issuer country weightings
United States	67.6%
Taiwan	7.3%
France	6.0%
Japan	5.6%
China	4.2%
United Kingdom	2.4%
India	2.1%
Canada	1.7%
Switzerland	1.2%
Other Countries	1.9%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7.3%
Alphabet, Inc., "A"	4.8%
NVIDIA Corp.	4.5%
Amazon.com, Inc.	3.8%
Visa, Inc., "A"	3.3%
Amphenol Corp., "A"	2.4%
L’Oréal S.A.	2.4%
Schneider Electric SE	2.3%
Aon PLC	2.3%
Tencent Holdings Ltd.	2.2%

C000007292 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TacticalAllocation Portfolio
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 315,554,461
Holdings Count | Holding	1,160
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	315,554,461	Portfolio Turnover Rate (%):	43
Total Number of Holdings:	1,160

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/26)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	20.9%	26.8%	(6.0)%	41.7%
	Emerging Markets	18.2%	0.0%	0.0%	18.2%
	Japan	1.6%	8.7%	0.0%	10.3%
	Europe ex-U.K.	17.4%	0.0%	(9.3)%	8.1%
	United Kingdom	4.6%	3.1%	0.0%	7.7%
	North America ex-U.S.	4.2%	1.3%	0.0%	5.5%
	Supranational	0.1%	0.0%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Asia/Pacific ex-Japan	2.1%	0.0%	(9.1)%	(7.0)%
	Total	69.2%	39.9%	(24.4)%	84.7%
Equity	U.S. Small/Mid Cap	9.5%	0.0%	(0.1)%	9.4%
	Europe ex-U.K.	7.6%	1.6%	(2.0)%	7.2%
	U.S. Large Cap	8.5%	0.0%	(2.1)%	6.4%
	United Kingdom	3.8%	2.1%	0.0%	5.9%
	Japan	2.8%	1.9%	0.0%	4.7%
	Emerging Markets	2.3%	2.0%	(1.4)%	2.9%
	North America ex-U.S.	0.6%	2.1%	0.0%	2.7%
	Asia/Pacific ex-Japan	0.6%	1.3%	(3.7)%	(1.8)%
	Total	35.7%	11.0%	(9.3)%	37.4%
Real Estate-related	U.S.	0.6%	0.0%	0.0%	0.6%
	Non-U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.0%	0.0%	0.0%	1.0%
Cash	Cash & Cash Equivalents (d)				1.5%
	Other (e)				(24.6)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

C000007291 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global TacticalAllocation Portfolio
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Tactical Allocation Portfolio for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 315,554,461
Holdings Count | Holding	1,160
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 6/30/26
Net Assets ($):	315,554,461	Portfolio Turnover Rate (%):	43
Total Number of Holdings:	1,160

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL NET ASSETS AS OF 6/30/26)
Portfolio Structure		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	20.9%	26.8%	(6.0)%	41.7%
	Emerging Markets	18.2%	0.0%	0.0%	18.2%
	Japan	1.6%	8.7%	0.0%	10.3%
	Europe ex-U.K.	17.4%	0.0%	(9.3)%	8.1%
	United Kingdom	4.6%	3.1%	0.0%	7.7%
	North America ex-U.S.	4.2%	1.3%	0.0%	5.5%
	Supranational	0.1%	0.0%	0.0%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Asia/Pacific ex-Japan	2.1%	0.0%	(9.1)%	(7.0)%
	Total	69.2%	39.9%	(24.4)%	84.7%
Equity	U.S. Small/Mid Cap	9.5%	0.0%	(0.1)%	9.4%
	Europe ex-U.K.	7.6%	1.6%	(2.0)%	7.2%
	U.S. Large Cap	8.5%	0.0%	(2.1)%	6.4%
	United Kingdom	3.8%	2.1%	0.0%	5.9%
	Japan	2.8%	1.9%	0.0%	4.7%
	Emerging Markets	2.3%	2.0%	(1.4)%	2.9%
	North America ex-U.S.	0.6%	2.1%	0.0%	2.7%
	Asia/Pacific ex-Japan	0.6%	1.3%	(3.7)%	(1.8)%
	Total	35.7%	11.0%	(9.3)%	37.4%
Real Estate-related	U.S.	0.6%	0.0%	0.0%	0.6%
	Non-U.S.	0.4%	0.0%	0.0%	0.4%
	Total	1.0%	0.0%	0.0%	1.0%
Cash	Cash & Cash Equivalents (d)				1.5%
	Other (e)				(24.6)%
	Total Net Exposure Summary				100.0%
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Exposure Basis Explanation [Text Block]
(a) Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b) Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c) For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d) Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities.
(e) Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
Portfolio Composition presents the value of securities, including equivalent exposure of derivative positions. Equivalent exposure is a reasonable approximation of the amount of the underlying asset the portfolio would have to hold to have the same price sensitivity of the derivative contract. Bonds include any accrued interest amounts.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.